Consolidated Balance Sheets (USD $)	Sep. 30, 2011	Sep. 30, 2010
CURRENT ASSETS:
Cash	$ 4,120	$ 540,156
Subscription receivable	1,171,520
Accounts receivable, net of allowance for doubtful accounts of $409,000	1,182,060	1,466,483
Inventory, net	55,981	62,197
Other current assets	6,877	6,875
Prepaid expenses	30,248	31,230
Total Current Assets	2,450,806	2,106,941
OTHER ASSETS:
Property and equipment, net of accumulated depreciation of $2,483,440 and $2,180,643, respectively	252,835	418,873
Deposits	13,320	13,320
Marketable Securities, net	115,200	524,800
Intangible assets, net of accumulated amortization of $911,591 and $668,498, respectively		546,952
Total Assets	2,832,161	3,610,886
CURRENT LIABILITIES:
Accounts payable and accrued liabilities	2,186,691	1,648,252
Notes payable	1,972,544	1,649,140
Deferred revenue	4,904	59,582
Total Current Liabilities	4,164,139	3,356,974
Stockholders' Equity (Deficit)
Series B convertible preferred stock ($.001 par value; 626,667 shares issued and outstanding)	626	626
Common stock ($.001 par value; 1,000,000,000 shares authorized; 157,959,066 shares issued and 134,443,725 shares outstanding, respectively)	157,961	134,445
Additional paid in capital	32,866,315	29,360,833
Accumulated deficit	(34,328,080)	(29,622,792)
Accumulated other comprehensive income	67,200	476,800
Subscription receivable	(83,000)	(83,000)
Treasury stock, at cost, (162,500 shares)	(13,000)	(13,000)
Total stockholders' equity (deficit)	(1,331,978)	253,912
Total Liabilities and Stockholders' Equity (Deficit)	$ 2,832,161	$ 3,610,886